Summary of Significant Accounting Policies (Details 2) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Total	632,442	680,682	654,244	418,575
Common stock purchase warrants [Member]
Total			561,342	321,590
Restricted stock unit [Member]
Total	5,877	8,646	6,813	14,395
Common stock options [Member]
Total	137,389	86,289	86,089	82,590
Common stock purchase warrants [Member]
Total	489,176	585,747